Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events
Subsequent Events

18.Subsequent Events

As of the date of this report, the Group has received a total of US$ 42 million of goods shipped from Waichun Logistics Technology Limited (“Waichun”) under the US$ 45 million purchase contract signed in July 2021 with Waichun, of which US$ 30 million was received after December 31, 2021.